Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening Balance	$ 14,746	$ 11,053
Additions	1,010	1,735
Use	(1,526)	(148)
Accruals and charges	737	1,167
Others	9	(7)
Cumulative translation adjustment	(3,228)	946
Closing Balance	$ 11,748	$ 14,746